Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2021
Land use rights
Land Use Rights
Summary of land use rights	The land use rights are summarized as follows (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Cost	4,402,470	4,415,809
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(209,213)	(292,719)
Land use right, net	4,178,257	4,108,090